UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Investment Grade
Central Investment Portfolio

Semiannual Report

June 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0806 438057.1.0
1.831205.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 23, 2006 to June 30, 2006). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Fund. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Fund. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value June 30, 2006	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,006.80	$ - A, C
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.79	$ .01 B

A Actual expenses are equal to the Fund's annualized expense ratio of .0012%; multiplied by the average account value over the period, multiplied by 8/365 (to reflect the period June 23, 2006 to June 30, 2006).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0012%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C Amount represents less than $.01.

The fees and expenses of the underlying Fidelity Central Fund in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Fund.

Quality Diversification (% of fund's net assets)
As of June 30, 2006
U.S. Government and U.S. Government Agency Obligations 60.3%
AAA 8.3%
AA 4.2%
A 6.2%
BBB 14.5%
BB and Below 2.0%
Not Rated 0.8%
Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of June 30, 2006

Years	6.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2006

Years	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2006 *
Corporate Bonds 19.9%
U.S. Government and U.S. Government Agency Obligations 60.3%
Asset-Backed Securities 6.5%
CMOs and Other Mortgage Related Securities 8.6%
Other Investments 1.0%
Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	6.2%
* Futures and Swaps	17.8%

For an unaudited list of holdings for each Fidelity Central Fund, visit advisor.fidelity.com.

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.3%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	$ 7,200,000	$ 4,968,000
7.45% 7/16/31	2,220,000	1,603,950
		6,571,950
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	4,010,000	3,840,553
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	102,521
6.875% 5/1/12	290,000	299,707
7.625% 4/15/31	1,625,000	1,749,678
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,651,290
5.5% 3/15/11	2,675,000	2,627,160
6.45% 3/15/37	3,775,000	3,545,801
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,195,414
4.625% 6/1/13	3,475,000	3,119,056
Liberty Media Corp.:
5.7% 5/15/13	1,845,000	1,676,644
8.25% 2/1/30	4,050,000	3,876,409
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,002,942
News America, Inc. 6.2% 12/15/34	3,695,000	3,353,179
Time Warner Entertainment Co. LP 8.375% 7/15/33	6,300,000	7,127,329
Time Warner, Inc.:
6.625% 5/15/29	3,350,000	3,218,801
9.125% 1/15/13	402,000	459,700
Viacom, Inc. 5.75% 4/30/11 (a)	5,695,000	5,598,185
		44,603,816
Multiline Retail - 0.2%
The May Department Stores Co. 6.7% 7/15/34	4,045,000	3,950,056
TOTAL CONSUMER DISCRETIONARY		58,966,375
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,805,000	2,569,767
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(e)	2,935,000	2,981,931
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	740,000	718,925

	Principal Amount	Value (Note 1)
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	$ 505,000	$ 532,775
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,585,543
		3,118,318
TOTAL CONSUMER STAPLES		9,388,941
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,431,462
Oil, Gas & Consumable Fuels - 1.8%
Amerada Hess Corp. 6.65% 8/15/11	1,045,000	1,074,018
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,456,053
6.25% 2/15/13	855,000	863,235
6.75% 2/15/32	4,975,000	5,037,615
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,332,191
EnCana Holdings Finance Corp. 5.8% 5/1/14	640,000	625,845
Kerr-McGee Corp. 6.95% 7/1/24	1,000,000	1,000,000
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	1,045,000	953,998
5.8% 3/15/35	2,220,000	1,894,437
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	851,498
Nexen, Inc. 5.875% 3/10/35	4,105,000	3,623,988
Pemex Project Funding Master Trust:
5.75% 12/15/15 (a)	650,000	598,650
5.75% 12/15/15	200,000	184,200
6.125% 8/15/08	6,850,000	6,836,300
6.625% 6/15/35 (a)	5,950,000	5,384,750
7.375% 12/15/14	1,350,000	1,393,200
7.875% 2/1/09 (e)	4,480,000	4,648,000
Talisman Energy, Inc. 5.85% 2/1/37	2,045,000	1,803,522
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (a)	1,380,000	1,321,350
		47,882,850
TOTAL ENERGY		54,314,312
FINANCIALS - 7.6%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,612,342
5.7% 9/1/12	2,935,000	2,906,501
6.45% 5/1/36	3,000,000	2,874,060
6.6% 1/15/12	4,610,000	4,757,792
Lazard Group LLC 7.125% 5/15/15	4,210,000	4,254,841
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 7,275,000	$ 6,914,509
Morgan Stanley 6.6% 4/1/12	7,695,000	7,987,879
		33,307,924
Commercial Banks - 0.6%
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,479,565
Korea Development Bank 3.875% 3/2/09	5,775,000	5,498,799
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,416,377
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,076,532
Wachovia Corp. 4.875% 2/15/14	785,000	734,587
Woori Bank 6.125% 5/3/16 (a)(e)	2,335,000	2,301,796
		15,507,656
Consumer Finance - 0.6%
Capital One Bank 6.5% 6/13/13	275,000	281,210
Capital One Financial Corp. 4.8% 2/21/12	1,100,000	1,037,658
Ford Motor Credit Co. 7.875% 6/15/10	200,000	184,498
Household Finance Corp. 4.125% 11/16/09	2,880,000	2,741,086
Household International, Inc. 5.836% 2/15/08	5,225,000	5,238,110
HSBC Finance Corp. 5% 6/30/15	3,525,000	3,252,948
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,147,529
MBNA Corp. 7.5% 3/15/12	1,860,000	2,011,982
		15,895,021
Diversified Financial Services - 1.4%
Alliance Capital Management LP 5.625% 8/15/06	2,625,000	2,625,139
Bank of America Corp. 7.4% 1/15/11	8,125,000	8,645,138
Citigroup, Inc. 5% 9/15/14	2,325,000	2,176,123
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	20,000	19,258
5.6% 6/1/11	127,000	126,185
5.75% 1/2/13	3,500,000	3,464,549
JPMorgan Chase Capital XVII 5.85% 8/1/35	12,475,000	11,025,168
Prime Property Funding, Inc. 5.125% 6/1/15 (a)	3,375,000	3,094,747
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,757,261
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(e)	3,400,000	3,110,691
		37,044,259

	Principal Amount	Value (Note 1)
Insurance - 0.8%
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 2,670,000	$ 2,518,801
Lincoln National Corp. 7% 5/17/66 (e)	5,510,000	5,467,264
Marsh & McLennan Companies, Inc.:
5.75% 9/15/15	790,000	745,742
7.125% 6/15/09	4,259,000	4,382,592
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,356,778
Symetra Financial Corp. 6.125% 4/1/16 (a)	2,320,000	2,246,312
The St. Paul Travelers Companies, Inc. 5.5% 12/1/15	4,060,000	3,834,796
		21,552,285
Real Estate Investment Trusts - 1.8%
Archstone-Smith Operating Trust 5.25% 5/1/15	4,875,000	4,582,875
Arden Realty LP:
5.25% 3/1/15	625,000	597,995
7% 11/15/07	5,000,000	5,091,600
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,281,632
Brandywine Operating Partnership LP 5.75% 4/1/12	1,770,000	1,732,464
BRE Properties, Inc. 5.95% 3/15/07	250,000	250,296
CarrAmerica Realty Corp.:
5.125% 9/1/11	10,465,000	10,496,280
5.5% 12/15/10	3,335,000	3,359,082
Colonial Properties Trust:
4.75% 2/1/10	615,000	588,789
5.5% 10/1/15	5,650,000	5,280,982
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	214,259
5% 5/3/10	2,435,000	2,359,483
5.25% 4/15/11	1,395,000	1,350,813
5.375% 10/15/12	1,240,000	1,191,635
HRPT Properties Trust 5.75% 11/1/15	670,000	638,336
Mack-Cali Realty LP 5.05% 4/15/10	305,000	293,977
Simon Property Group LP:
5.1% 6/15/15	3,210,000	2,966,721
5.625% 8/15/14	4,550,000	4,410,543
United Dominion Realty Trust 5.25% 1/15/15	445,000	414,483
Washington (REIT) 5.95% 6/15/11	1,100,000	1,094,982
		49,197,227
Real Estate Management & Development - 0.6%
EOP Operating LP:
4.65% 10/1/10	10,395,000	9,856,144
6.8% 1/15/09	150,000	153,173
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Management & Development - continued
EOP Operating LP: - continued
7% 7/15/11	$ 1,925,000	$ 1,999,813
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,638,167
Regency Centers LP 6.75% 1/15/12	2,035,000	2,106,911
		16,754,208
Thrifts & Mortgage Finance - 0.5%
Independence Community Bank Corp. 3.75% 4/1/14 (e)	3,820,000	3,612,230
Residential Capital Corp. 6.875% 6/30/15	3,875,000	3,871,082
Washington Mutual, Inc. 4.625% 4/1/14	5,300,000	4,788,105
		12,271,417
TOTAL FINANCIALS		201,529,997
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.4% 6/15/16	2,975,000	2,898,123
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,320,066
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	3,928,050
7.45% 5/1/34 (a)	420,000	350,700
		7,598,816
Airlines - 0.8%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	313,445	316,641
6.978% 10/1/12	839,816	855,743
7.024% 4/15/11	2,180,000	2,239,950
7.858% 4/1/13	3,480,000	3,688,800
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,326,553	2,313,411
6.795% 2/2/20	4,151,572	3,943,993
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	1,290,000	1,288,388
7.57% 11/18/10	2,285,000	2,293,569
U.S. Airways pass thru trust certificates 6.85% 7/30/19	1,671,576	1,692,470
United Airlines pass thru Certificates:
6.071% 9/1/14	1,213,640	1,210,606

	Principal Amount	Value (Note 1)
6.201% 3/1/10	$ 514,677	$ 514,677
6.602% 9/1/13	1,544,695	1,550,194
		21,908,442
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	3,860,000	3,907,293
TOTAL INDUSTRIALS		33,414,551
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	195,000	189,690
6.375% 8/3/15	4,830,000	4,611,013
		4,800,703
MATERIALS - 0.2%
Metals & Mining - 0.1%
Newmont Mining Corp. 5.875% 4/1/35	2,985,000	2,671,503
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,900,000	1,825,976
TOTAL MATERIALS		4,497,479
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,387,876
AT&T, Inc. 6.8% 5/15/36	11,550,000	11,448,083
British Telecommunications PLC 8.875% 12/15/30	4,750,000	5,837,779
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,348,493
Embarq Corp.:
7.082% 6/1/16	2,610,000	2,595,663
7.995% 6/1/36	4,122,000	4,143,035
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,082,946
6.45% 6/15/34	3,620,000	3,441,034
Sprint Capital Corp.:
6.875% 11/15/28	4,455,000	4,487,998
8.375% 3/15/12	2,635,000	2,911,406
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,790,514
6.375% 11/15/33	6,500,000	5,877,008
Telefonica Emisiones SAU 7.045% 6/20/36	9,110,000	9,116,377
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp. 7.75% 12/1/30	$ 5,043,000	$ 5,439,118
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,109,556
		64,016,886
Wireless Telecommunication Services - 0.4%
America Movil SA de CV:
4.125% 3/1/09	1,755,000	1,664,468
6.375% 3/1/35	5,155,000	4,480,829
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,530,000	1,647,997
Nextel Communications, Inc. 5.95% 3/15/14	1,555,000	1,516,125
Vodafone Group PLC 5% 12/16/13	1,890,000	1,746,859
		11,056,278
TOTAL TELECOMMUNICATION SERVICES		75,073,164
UTILITIES - 2.5%
Electric Utilities - 1.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,640,000	4,497,807
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,633,962
6.75% 5/1/11	2,230,000	2,304,493
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,032,216
Monongahela Power Co. 5% 10/1/06	2,260,000	2,254,678
Nevada Power Co. 6.5% 5/15/18 (a)	2,130,000	2,078,880
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	76,882
PPL Energy Supply LLC:
5.7% 10/15/35	3,030,000	2,873,076
6.2% 5/15/16	2,715,000	2,691,295
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,911,384
7.1% 3/1/11	6,980,000	7,281,208
TXU Energy Co. LLC 7% 3/15/13	7,275,000	7,425,869
		41,061,750
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	194,461
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	5,525,000	5,759,227
TXU Corp. 5.55% 11/15/14	980,000	888,272
		6,647,499

	Principal Amount	Value (Note 1)
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
4.75% 12/15/10	$ 3,540,000	$ 3,378,838
5.95% 6/15/35	5,065,000	4,541,163
6.25% 6/30/12	3,230,000	3,252,494
MidAmerican Energy Holdings, Inc.:
5.875% 10/1/12	2,880,000	2,856,914
6.125% 4/1/36 (a)	3,860,000	3,608,251
TECO Energy, Inc. 7% 5/1/12	1,740,000	1,731,300
		19,368,960
TOTAL UTILITIES		67,272,670
TOTAL NONCONVERTIBLE BONDS (Cost $529,532,335)		512,156,315
U.S. Government and Government Agency Obligations - 26.2%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
3.25% 1/15/08	11,565,000	11,189,242
3.25% 8/15/08	1,090,000	1,042,311
3.25% 2/15/09	3,286,000	3,111,773
3.375% 12/15/08	374,000	356,404
4.625% 5/1/13	20,450,000	19,188,133
4.75% 12/15/10	9,565,000	9,292,570
5.25% 8/1/12	10,000,000	9,770,630
5.5% 3/15/11	9,615,000	9,620,394
6.25% 2/1/11	3,890,000	3,984,064
Freddie Mac:
4% 6/12/13	17,620,000	16,045,688
4.25% 7/15/09	7,900,000	7,641,820
5.75% 1/15/12	6,410,000	6,485,407
5.875% 3/21/11	13,965,000	14,076,483
6.625% 9/15/09	3,475,000	3,593,810
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,244,280
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,530,000	2,513,945
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		120,156,954
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	23,605,926	22,268,820
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2% 1/15/14 (c)	$ 109,127,841	$ 105,325,118
2.375% 4/15/11	13,707,239	13,652,540
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		141,246,478
U.S. Treasury Obligations - 16.4%
U.S. Treasury Bonds 6.25% 5/15/30	11,684,000	13,233,953
U.S. Treasury Notes:
3.375% 12/15/08	145,000,000	139,154,760
3.375% 10/15/09	20,000,000	18,959,380
4.25% 8/15/13	99,342,000	94,250,723
4.375% 12/15/10	59,935,000	58,216,544
4.75% 5/15/14	102,120,000	99,618,877
6.5% 2/15/10	9,820,000	10,259,985
TOTAL U.S. TREASURY OBLIGATIONS		433,694,222
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $716,313,197)		695,097,654
U.S. Government Agency - Mortgage Securities - 30.8%

Fannie Mae - 29.0%
3.732% 1/1/35 (e)	521,229	510,940
3.748% 12/1/34 (e)	363,462	354,666
3.757% 10/1/33 (e)	332,882	323,521
3.769% 12/1/34 (e)	66,024	64,843
3.791% 6/1/34 (e)	1,535,353	1,479,481
3.817% 6/1/33 (e)	270,164	264,034
3.833% 1/1/35 (e)	322,262	316,400
3.844% 1/1/35 (e)	933,288	915,546
3.852% 10/1/33 (e)	8,365,552	8,158,170
3.867% 1/1/35 (e)	548,250	538,474
3.898% 10/1/34 (e)	381,439	376,644
3.919% 12/1/34 (e)	331,811	325,922
3.95% 1/1/35 (e)	415,270	408,422
3.958% 12/1/34 (e)	2,097,729	2,061,501
3.96% 12/1/34 (e)	313,020	307,996
3.963% 5/1/33 (e)	102,198	100,055
3.979% 12/1/34 (e)	386,262	380,121
3.981% 5/1/34 (e)	112,079	111,663
3.997% 12/1/34 (e)	202,485	198,942
3.997% 1/1/35 (e)	269,797	265,365

	Principal Amount	Value (Note 1)
4% 8/1/18 to 6/1/19	$ 4,094,835	$ 3,791,228
4.009% 2/1/35 (e)	292,736	287,546
4.034% 10/1/18 (e)	298,038	291,291
4.034% 2/1/35 (e)	284,878	279,992
4.035% 12/1/34 (e)	554,830	546,231
4.046% 1/1/35 (e)	256,615	252,494
4.049% 1/1/35 (e)	169,624	166,706
4.065% 4/1/33 (e)	112,150	110,359
4.068% 1/1/35 (e)	557,205	548,228
4.079% 2/1/35 (e)	514,224	505,811
4.089% 2/1/35 (e)	215,038	211,623
4.09% 2/1/35 (e)	235,102	231,101
4.106% 1/1/35 (e)	585,106	575,539
4.109% 11/1/34 (e)	443,873	436,665
4.112% 2/1/35 (e)	1,001,378	986,037
4.115% 1/1/35 (e)	608,574	599,001
4.115% 2/1/35 (e)	703,418	691,846
4.129% 1/1/35 (e)	1,035,803	1,019,313
4.144% 1/1/35 (e)	872,556	863,263
4.148% 2/1/35 (e)	510,076	502,114
4.16% 1/1/35 (e)	1,034,922	1,020,692
4.172% 1/1/35 (e)	703,497	679,789
4.178% 10/1/34 (e)	853,360	843,537
4.178% 1/1/35 (e)	508,756	501,150
4.181% 11/1/34 (e)	145,351	144,066
4.199% 11/1/34 (e)	31,239	30,866
4.205% 1/1/35 (e)	316,859	312,356
4.216% 10/1/34 (e)	63,357	62,486
4.245% 10/1/34 (e)	55,377	54,717
4.25% 2/1/35 (e)	342,115	331,889
4.25% 2/1/35 (e)	189,893	187,394
4.274% 8/1/33 (e)	656,858	646,308
4.275% 3/1/35 (e)	332,700	327,331
4.287% 12/1/34 (e)	204,182	201,113
4.289% 7/1/34 (e)	244,749	243,077
4.294% 3/1/33 (e)	388,420	382,873
4.305% 5/1/35 (e)	437,602	431,086
4.306% 10/1/33 (e)	146,192	143,267
4.317% 3/1/33 (e)	185,931	179,911
4.33% 6/1/33 (e)	178,783	176,024
4.355% 4/1/35 (e)	199,999	196,905
4.356% 1/1/35 (e)	349,711	339,087
4.362% 2/1/34 (e)	752,612	737,033
4.395% 2/1/35 (e)	501,220	486,665
4.398% 5/1/35 (e)	961,030	946,663
4.416% 1/1/35 (e)	432,984	427,043
4.429% 10/1/34 (e)	1,588,124	1,580,295
4.439% 3/1/35 (e)	450,150	436,789
4.461% 8/1/34 (e)	1,014,950	993,656
4.469% 5/1/35 (e)	300,978	296,569
4.487% 1/1/35 (e)	472,096	467,059
4.493% 3/1/35 (e)	1,092,932	1,062,472
4.498% 8/1/34 (e)	2,015,707	2,010,768
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.5% 4/1/18 to 3/1/35	$ 111,008,019	$ 103,801,939
4.5% 7/13/36 (b)	15,000,000	13,587,450
4.513% 10/1/35 (e)	91,086	89,532
4.517% 3/1/35 (e)	1,049,223	1,020,484
4.525% 2/1/35 (e)	5,256,885	5,160,263
4.538% 2/1/35 (e)	2,117,850	2,093,918
4.538% 2/1/35 (e)	316,301	312,553
4.544% 7/1/35 (e)	1,201,691	1,184,507
4.547% 2/1/35 (e)	214,944	212,629
4.553% 9/1/34 (e)	1,199,721	1,196,446
4.556% 1/1/35 (e)	670,622	663,541
4.576% 7/1/35 (e)	1,246,036	1,228,280
4.581% 2/1/35 (e)	965,274	942,281
4.586% 8/1/34 (e)	414,261	411,668
4.587% 2/1/35 (e)	3,282,661	3,198,166
4.616% 11/1/34 (e)	1,036,228	1,013,390
4.633% 3/1/35 (e)	153,479	151,890
4.644% 1/1/33 (e)	217,624	215,544
4.667% 11/1/34 (e)	1,182,456	1,156,431
4.675% 3/1/35 (e)	2,602,844	2,576,555
4.684% 9/1/34 (e)	109,944	109,457
4.698% 10/1/32 (e)	67,932	67,616
4.7% 3/1/35 (e)	580,962	567,210
4.726% 7/1/34 (e)	965,910	947,780
4.73% 2/1/33 (e)	65,894	65,344
4.731% 10/1/34 (e)	1,247,695	1,223,065
4.732% 10/1/32 (e)	88,000	88,718
4.746% 1/1/35 (e)	53,295	52,852
4.778% 12/1/34 (e)	866,689	849,936
4.792% 12/1/32 (e)	463,244	461,095
4.798% 12/1/34 (e)	342,169	335,592
4.811% 6/1/35 (e)	1,568,684	1,551,460
4.813% 8/1/34 (e)	343,500	341,405
4.815% 5/1/33 (e)	31,708	31,470
4.825% 11/1/34 (e)	957,797	940,470
4.873% 10/1/34 (e)	3,780,274	3,713,931
4.988% 11/1/32 (e)	244,185	243,943
4.988% 12/1/32 (e)	33,723	33,535
4.998% 2/1/35 (e)	135,431	134,568
5% 10/1/17 to 7/1/36	203,200,867	192,449,831
5% 7/13/36 (b)	25,000,000	23,364,750
5.044% 7/1/34 (e)	180,290	178,139
5.064% 11/1/34 (e)	80,642	80,207
5.078% 9/1/34 (e)	3,095,582	3,057,878
5.097% 5/1/35 (e)	2,167,349	2,154,908
5.176% 5/1/35 (e)	3,261,252	3,220,160
5.182% 8/1/33 (e)	468,742	465,071
5.183% 5/1/35 (e)	1,226,565	1,211,270

	Principal Amount	Value (Note 1)
5.197% 6/1/35 (e)	$ 1,499,971	$ 1,493,296
5.213% 5/1/35 (e)	3,599,108	3,555,775
5.303% 7/1/35 (e)	189,979	189,215
5.5% 6/1/09 to 7/1/36	206,048,680	198,891,619
5.505% 2/1/36 (e)	6,164,250	6,112,101
5.636% 1/1/36 (e)	1,725,340	1,717,024
5.916% 1/1/36 (e)	1,233,274	1,229,599
6% 2/1/13 to 6/1/36	41,044,615	40,850,897
6% 7/13/36 (b)	25,000,000	24,597,500
6.5% 6/1/11 to 7/1/34	55,900,398	56,537,197
7% 3/1/15 to 8/1/32	4,775,107	4,909,200
7.5% 8/1/08 to 11/1/31	3,717,430	3,863,768
8% 1/1/30 to 6/1/30	132,426	140,676
8.5% 3/1/25 to 6/1/25	1,446	1,535
TOTAL FANNIE MAE		769,488,560
Freddie Mac - 1.0%
4% 2/1/20	4,262,447	3,933,514
4.048% 12/1/34 (e)	356,760	349,611
4.103% 12/1/34 (e)	520,683	510,472
4.139% 1/1/35 (e)	1,535,148	1,505,197
4.268% 3/1/35 (e)	436,727	428,626
4.285% 5/1/35 (e)	821,715	807,393
4.3% 12/1/34 (e)	512,193	494,783
4.344% 2/1/35 (e)	930,825	914,936
4.358% 3/1/35 (e)	773,782	747,907
4.381% 2/1/35 (e)	959,913	927,746
4.439% 2/1/34 (e)	466,022	454,982
4.443% 3/1/35 (e)	515,052	498,308
4.459% 6/1/35 (e)	637,064	625,380
4.465% 3/1/35 (e)	511,345	495,135
4.5% 5/1/19	46,519	43,991
4.548% 2/1/35 (e)	787,826	763,743
4.783% 10/1/32 (e)	61,381	60,737
4.86% 3/1/33 (e)	177,146	175,495
5.005% 4/1/35 (e)	2,462,949	2,438,517
5.14% 4/1/35 (e)	2,119,640	2,083,797
5.332% 6/1/35 (e)	1,504,999	1,488,023
5.43% 8/1/33 (e)	217,407	217,653
5.549% 4/1/32 (e)	84,269	84,854
5.567% 1/1/36 (e)	3,027,708	2,997,492
6% 5/1/33	4,355,718	4,308,415
7.5% 5/1/17 to 11/1/31	447,787	465,432
8% 7/1/17 to 5/1/27	51,296	53,889
8.5% 3/1/20 to 1/1/28	294,235	312,753
TOTAL FREDDIE MAC		28,188,781
Government National Mortgage Association - 0.8%
4.25% 7/20/34 (e)	707,298	695,720
6% 8/15/08 to 8/15/29	3,549,191	3,543,084
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
6.5% 6/15/08 to 9/15/32	$ 4,889,023	$ 4,973,267
7% 1/15/28 to 11/15/32	8,464,624	8,755,034
7.5% 12/15/06 to 10/15/28	1,839,621	1,922,192
8% 2/15/17 to 1/15/31	252,680	268,269
8.5% 12/15/16 to 11/15/30	102,406	108,441
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		20,266,007
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $840,414,162)		817,943,348
Asset-Backed Securities - 3.6%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.8225% 2/25/34 (e)	950,000	952,388
Class M2, 6.4225% 2/25/34 (e)	1,075,000	1,083,897
Series 2005-SD1 Class A1, 5.7225% 11/25/50 (e)	573,605	574,421
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	1,200,000	1,166,493
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.88% 9/9/30 (a)(e)	451,970	458,749
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.6075% 1/6/10 (e)	1,000,863	1,002,346
Series 2006-1:
Class A3, 5.11% 10/6/10	97,000	96,089
Class B1, 5.2% 3/6/11	305,000	300,948
Class C1, 5.28% 11/6/11	1,850,000	1,822,830
Class E1, 6.62% 5/6/13 (a)	1,540,000	1,537,213
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.7525% 4/25/34 (e)	535,000	534,988
Class M2, 5.8025% 4/25/34 (e)	425,000	424,990
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.4225% 1/25/32 (e)	223,880	225,561
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	1,300,000	1,266,609
Argent Securities, Inc.:
Series 2004-W5 Class M1, 5.9225% 4/25/34 (e)	1,730,000	1,731,986
Series 2006-W1 Class M10, 7.8225% 3/25/36 (e)	1,860,000	1,711,345

	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 5.8725% 4/25/34 (e)	$ 1,660,000	$ 1,674,449
Series 2004-HE3:
Class M1, 5.8625% 6/25/34 (e)	175,000	176,432
Class M2, 6.4425% 6/25/34 (e)	400,000	404,767
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	995,000	985,778
Class B, 5.26% 10/15/10	945,000	931,049
Class C, 5.55% 1/18/11	5,965,000	5,867,813
Class D, 7.16% 1/15/13 (a)	645,000	638,348
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,267,779
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 6.5225% 7/26/34 (e)	275,000	276,943
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	1,368,510	1,335,778
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	3,380,000	3,356,361
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	4,980,323
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,237,693
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,415,000	2,399,266
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8225% 5/25/34 (e)	3,145,000	3,157,700
Series 2004-3 Class M1, 5.8225% 6/25/34 (e)	625,000	628,194
Series 2004-4:
Class A, 5.6925% 8/25/34 (e)	135,071	135,228
Class M1, 5.8025% 7/25/34 (e)	550,000	553,371
Class M2, 5.8525% 6/25/34 (e)	620,000	623,335
Series 2005-1:
Class MV1, 5.7225% 7/25/35 (e)	1,275,000	1,279,331
Class MV2, 5.7625% 7/25/35 (e)	1,520,000	1,525,992
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	1,972,818
Class C, 5.074% 6/15/35 (a)	1,862,000	1,790,484
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	$ 840,000	$ 843,237
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8725% 3/25/34 (e)	175,000	175,472
Class M4, 6.2225% 3/25/34 (e)	125,000	125,762
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	2,335,000	2,314,833
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.8725% 1/25/34 (e)	2,000,000	2,009,401
Class M2, 6.4725% 1/25/34 (e)	2,300,000	2,315,138
Series 2005-A:
Class M1, 5.7525% 1/25/35 (e)	250,000	251,689
Class M2, 5.7825% 1/25/35 (e)	350,000	351,859
Class M3, 5.8125% 1/25/35 (e)	200,000	201,389
Class M4, 6.0025% 1/25/35 (e)	150,000	151,575
GSAMP Trust Series 2004-FM2:
Class M1, 5.8225% 1/25/34 (e)	1,498,100	1,498,069
Class M2, 6.4225% 1/25/34 (e)	600,000	599,987
Class M3, 6.6225% 1/25/34 (e)	600,000	599,988
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.7269% 1/20/35 (e)	761,950	763,638
Class M2, 5.7569% 1/20/35 (e)	573,011	575,037
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	1,988,251
Series 2006-1:
Class A3, 5.13% 6/15/10	745,000	739,866
Class B, 5.29% 11/15/12	315,000	312,110
Class C, 5.34% 11/15/12	405,000	401,477
Lancer Funding Ltd. Series 2006-1A Class A3, 6.6367% 4/6/46 (a)(e)	1,695,000	1,695,000
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 5.8525% 6/25/34 (e)	525,000	525,991
Class M2, 6.4025% 6/25/34 (e)	160,000	161,379
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8225% 7/25/34 (e)	925,000	927,038
Class M2, 5.8725% 7/25/34 (e)	150,000	150,371
Class M3, 6.2725% 7/25/34 (e)	350,000	352,222
Class M4, 6.4225% 7/25/34 (e)	225,000	226,559
Morgan Stanley ABS Capital I, Inc. Series 2004-NC2 Class M1, 5.8725% 12/25/33 (e)	985,000	991,322

	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.3725% 11/25/32 (e)	$ 1,038,917	$ 1,043,371
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	1,750,000	371,350
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	450,000	444,915
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.8425% 1/25/35 (e)	1,700,000	1,709,510
Class M4, 6.1525% 1/25/35 (e)	3,650,000	3,679,821
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,521,444
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.8525% 3/25/35 (e)	1,675,000	1,678,087
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.9225% 11/25/34 (e)	685,000	688,948
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.6825% 2/25/34 (e)	239,140	239,135
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	2,195,000	2,153,353
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	2,230,000	2,210,457
TOTAL ASSET-BACKED SECURITIES (Cost $96,816,080)		96,079,136
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 2.4%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.6525% 5/25/35 (e)	1,327,665	1,323,789
Series 2005-2 Class 6A2, 5.6025% 6/25/35 (e)	557,376	558,126
Series 2005-3 Class 8A2, 5.5625% 7/25/35 (e)	1,135,319	1,137,417
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6126% 6/25/35 (e)	2,680,000	2,562,436
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6025% 1/25/35 (e)	2,511,071	2,515,526
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.6925% 4/25/34 (e)	365,284	365,588
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR5 Class 11A2, 5.6925% 6/25/34 (e)	$ 163,541	$ 163,689
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (a)(e)	2,200,000	2,199,054
Impac CMB Trust floater:
Series 2005-1:
Class M1, 5.7825% 4/25/35 (e)	897,878	899,822
Class M2, 5.8225% 4/25/35 (e)	1,550,336	1,553,257
Series 2005-2 Class 1A2, 5.6325% 4/25/35 (e)	816,047	818,087
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9605% 11/25/35 (e)	760,000	737,266
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.4713% 9/26/45 (a)(e)	2,961,470	2,964,709
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	506,296	493,164
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 5.2138% 2/25/30 (e)	2,188,697	2,188,133
Series 2005-B Class A2, 5.5475% 7/25/30 (e)	2,246,429	2,244,968
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.6125% 7/25/35 (e)	1,908,173	1,910,260
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	393,646	395,991
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.62% 6/10/35 (a)(e)	1,168,870	1,190,370
Class B4, 6.82% 6/10/35 (a)(e)	1,045,831	1,066,702
Class B5, 7.42% 6/10/35 (a)(e)	714,572	731,521
Class B6, 7.92% 6/10/35 (a)(e)	421,172	427,849
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.97% 2/20/35 (e)	1,655,708	1,654,750
Series 2005-2 Class A2, 5.19% 3/20/35 (e)	1,989,147	1,985,911
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6325% 7/25/35 (e)	3,676,679	3,692,516
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.5925% 10/25/35 (e)	3,832,906	3,823,643

	Principal Amount	Value (Note 1)
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1895% 10/20/35 (e)	$ 605,000	$ 590,043
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.5125% 10/25/45 (e)	2,013,586	2,013,371
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (e)	4,837,903	4,709,435
Series 2005-AR12 Class 2A6, 4.3196% 7/25/35 (e)	5,154,889	4,996,770
Series 2005-AR4 Class 2A2, 4.5305% 4/25/35 (e)	4,137,931	4,009,220
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (e)	2,129,879	2,091,116
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (e)	6,240,000	6,130,769
TOTAL PRIVATE SPONSOR		64,145,268
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,400,000	3,441,451
Series 1999-57 Class PH, 6.5% 12/25/29	2,700,000	2,718,763
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.5725% 10/25/35 (e)	3,035,817	3,022,256
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	10,750,302
Class KD, 4.5% 7/25/18	2,625,000	2,457,971
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	272,409	259,263
Series 2004-86 Class KC, 4.5% 5/25/19	1,225,527	1,171,045
Series 2004-91 Class AH, 4.5% 5/25/29	2,545,536	2,452,412
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,883,252
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,166,177
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,347,281
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,886,826
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2885 Class PC, 4.5% 3/15/18	$ 2,560,000	$ 2,450,708
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,785,701
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,377,103
Series 3102 Class OH, 1/15/36 (h)	1,940,000	1,389,525
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,179,537	1,814,801
TOTAL U.S. GOVERNMENT AGENCY		62,374,837
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $128,293,866)		126,520,105
Commercial Mortgage Securities - 4.7%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	4,550	4,586
Series 1997-D5:
Class A2, 6.8207% 2/14/43 (e)	1,435,000	1,505,504
Class A3, 6.8707% 2/14/43 (e)	1,545,000	1,577,107
Banc of America Large Loan, Inc.:
floater:
Series 2005-ESHA:
Class E, 5.7638% 7/14/20 (a)(e)	835,000	838,523
Class F, 5.9338% 7/14/20 (a)(e)	505,000	507,225
Class G, 6.0638% 7/14/20 (a)(e)	250,000	251,100
Class H, 6.2838% 7/14/20 (a)(e)	335,000	336,340
Series 2005-MIB1:
Class C, 5.5088% 3/15/22 (a)(e)	390,000	391,134
Class D, 5.5588% 3/15/22 (a)(e)	395,000	396,175
Class F, 5.6688% 3/15/22 (a)(e)	385,000	385,561
Class G, 5.7288% 3/15/22 (a)(e)	250,000	249,952
Series 2006-ESH:
Class A, 6.0588% 7/14/11 (a)(e)	1,277,778	1,273,112
Class B, 6.1588% 7/14/11 (a)(e)	587,321	585,178

	Principal Amount	Value (Note 1)
Class C, 6.3088% 7/14/11 (a)(e)	$ 1,276,209	$ 1,271,560
Class D, 6.9388% 7/14/11 (a)(e)	783,603	781,233
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.6825% 4/25/34 (a)(e)	663,613	664,442
Class B, 7.2225% 4/25/34 (a)(e)	66,361	66,983
Class M1, 5.8825% 4/25/34 (a)(e)	66,361	66,610
Class M2, 6.5225% 4/25/34 (a)(e)	66,361	67,025
Series 2004-3:
Class A1, 5.6925% 1/25/35 (a)(e)	2,487,091	2,493,309
Class A2, 5.7425% 1/25/35 (a)(e)	331,612	332,234
Class M1, 5.8225% 1/25/35 (a)(e)	414,515	416,588
Class M2, 6.3225% 1/25/35 (a)(e)	248,709	251,585
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(e)	1,345,000	1,378,606
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,223,677
COMM:
floater Series 2002-FL7 Class D, 5.7688% 11/15/14 (a)(e)	248,000	248,222
Series 2004-LBN2 Class X2, 1.0021% 3/10/39 (a)(e)(g)	6,781,658	204,702
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 5.4488% 11/15/17 (a)(e)	830,280	830,279
Class E, 5.5888% 11/15/17 (a)(e)	376,068	376,112
Class F, 5.6488% 11/15/17 (a)(e)	341,880	341,920
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,004,109	2,021,547
Series 1999-C1 Class A2, 7.29% 9/15/41	5,237,833	5,423,284
Series 2000-C1 Class A2, 7.545% 4/15/62	1,600,000	1,687,032
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,103,919
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 2004-C1:
Class A4, 4.75% 1/15/37	$ 3,035,000	$ 2,822,104
Series 1997-C2 Class D, 7.27% 1/17/35	1,900,000	1,954,991
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,124,080
Class D, 7.17% 5/17/40	595,000	625,225
Series 2001-CKN5 Class AX, 0.8981% 9/15/34 (a)(e)(g)	28,641,933	1,610,679
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	257,747
Series 2004-C1 Class ASP, 0.8788% 1/15/37 (a)(e)(g)	32,628,363	973,738
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	5,077,887
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500,000	3,714,569
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	3,339,115	3,332,246
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,102,367
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A3, 6.1101% 7/10/38 (b)	3,460,000	3,482,170
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	3,345,000	3,249,420
Series 1998-GLII Class E, 6.9706% 4/13/31 (e)	1,615,000	1,647,783
Series 2006-GG6 Class A2, 5.506% 4/10/38 (e)	2,990,000	2,960,183
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,970,000	4,177,494
JP Morgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2006-CB15 Class A3, 5.819% 6/12/43 (e)	5,840,000	5,809,457
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,328,816
Series 2001-C3 Class A1, 6.058% 6/15/20	2,475,208	2,494,420
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,868,866
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,464,238

	Principal Amount	Value (Note 1)
Class C, 4.13% 11/20/37 (a)	$ 3,760,000	$ 3,269,038
Merrill Lynch Mortgage Trust sequential pay Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	203,944
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,235,000	2,118,374
Series 2005-IQ9 Class X2, 1.0693% 7/15/56 (a)(e)(g)	27,769,981	1,169,633
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	2,130,000	2,576,427
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	7,200,000	7,280,430
Series 1:
Class D2, 6.992% 11/15/07 (a)	4,260,000	4,316,245
Class E2, 7.224% 11/15/07 (a)	2,550,000	2,589,342
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	752,838	766,945
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,475,925
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,346,172	1,287,098
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,821,746)		123,684,247
Foreign Government and Government Agency Obligations - 0.8%

Israeli State 4.625% 6/15/13	985,000	908,037
United Mexican States:
5.875% 1/15/14	3,850,000	3,734,500
6.75% 9/27/34	3,535,000	3,411,275
7.5% 4/8/33	11,212,000	11,912,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,357,264)		19,966,562
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,804,353
Fixed-Income Central Funds - 7.8%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $208,122,749)	2,092,948	208,164,608
Preferred Securities - 0.1%
	Principal Amount	Value (Note 1)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (e) (Cost $3,520,000)	$ 3,520,000	$ 3,459,507
Cash Equivalents - 3.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 6/30/06 due 7/3/06 (Cost $103,213,000)	$ 103,258,576	103,213,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,773,110,947)	2,708,088,835
NET OTHER ASSETS - (2.1)%	(54,481,197)
NET ASSETS - 100%	$ 2,653,607,638
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 1,075,000	$ 5,551
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	775,000	15,103

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34

	Sept. 2034	$ 465,000	$ 10,576
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	465,000	9,962
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	465,000	11,190
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	465,000	2,581
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 465,000	$ 2,420
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	2,907
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	5,382

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 465,000	$ 4,655
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	2,966,000	8,003
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	923,143	1,531
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	64,775	311
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 770,000	$ 3,477
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,715,000	16,101
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	5,879
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	2,830,000	3,339

	Expiration Date	Notional Amount	Value

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 1,900,000	$ 5,928
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	2,420,000	11,035
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	3,675,000	16,758
Receive quarterly notional amount multiplied by .40% and pay Goldman Sachs, upon each default even of one of the issues of Dow Jones CDX N.A Investment Grade 6 Index, par value of the proportional notional amount (d)	June 2011	1,000,000	(210)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (d)

	June 2011	$ 1,000,000	$ 1,960
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	7,588
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	1,885,000	377
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of Russian Federation 5% 3/31/30	June 2008	3,395,000	340

	Expiration Date	Notional Amount	Value
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 4,290,000	$ (30,416)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	(14,577)
TOTAL CREDIT DEFAULT SWAPS		38,703,918	107,751
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(1,932,840)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	(471,226)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	(725,582)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	(384,556)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	$ 1,500,000	$ (47,340)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	50,000,000	(459,500)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	32,000,000	(551,360)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	250,000	(3,928)
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	(27,400)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	(781,725)
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	(187,800)

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 32,000,000	$ (378,560)
Receive semi-annually a fixed rate of 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	(1,357,650)
TOTAL INTEREST RATE SWAPS		380,300,000	(7,309,467)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	12,500,000	(27,670)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	15,000,000	(16,561)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	23,200,000	(182,977)
TOTAL TOTAL RETURN SWAPS		50,700,000	(227,208)
		$ 469,703,918	$ (7,428,924)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $136,079,242 or 5.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,998,827.
(d) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from the investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 96,726

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 208,122,749	$ -	$ 208,164,608	2.9%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $103,213,000) - See accompanying schedule: Unaffiliated issuers (cost $2,564,988,198)	$ 2,499,924,227
Fidelity Central Funds (cost $208,122,749)	208,164,608
Total Investments (cost $2,773,110,947)		$ 2,708,088,835
Cash		91,152
Receivable for investments sold		2,964,534
Receivable for swap agreements		28,200
Interest receivable		18,573,756
Total assets		2,729,746,477

Liabilities
Payable for investments purchased Regular delivery	$ 1,416,433
Delayed delivery	64,804,191
Distributions payable	2,488,624
Swap agreements, at value	7,428,924
Other payables and accrued expenses	667
Total liabilities		76,138,839

Net Assets		$ 2,653,607,638
Net Assets consist of:
Paid in capital		$ 2,725,815,402
Undistributed net investment income		247,342
Accumulated undistributed net realized gain (loss) on investments		(3,425)
Net unrealized appreciation (depreciation) on investments		(72,451,681)
Net Assets, for 26,382,098 shares outstanding		$ 2,653,607,638
Net Asset Value, offering price and redemption price per share ($2,653,607,638 ÷ 26,382,098 shares)		$ 100.58

Statement of Operations

	For the period June 23, 2006 (commencement of operations) to June 30, 2006 (Unaudited)

Investment Income
Interest		$ 2,639,905
Income from Fidelity Central Funds		96,726
Total income		2,736,631

Expenses
Custodian fees and expenses		667
Net investment income		2,735,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$ (31,622)
Swap agreements	28,197
Total net realized gain (loss)		(3,425)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,247,680
Swap agreements	1,698,645
Total change in net unrealized appreciation (depreciation)		14,946,325
Net gain (loss)		14,942,900
Net increase (decrease) in net assets resulting from operations		$ 17,678,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period June 23, 2006 (commencement of operations) to June 30, 2006 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,735,964
Net realized gain (loss)	(3,425)
Change in net unrealized appreciation (depreciation)	14,946,325
Net increase (decrease) in net assets resulting from operations	17,678,864
Distributions to shareholders from net investment income	(2,488,622)
Affiliated share transactions Proceeds from sales of shares	270,789,917
Contributions in kind	2,367,627,479
Net increase (decrease) in net assets resulting from share transactions	2,638,417,396
Total increase (decrease) in net assets	2,653,607,638

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $247,342)	$ 2,653,607,638
Other Information Shares
Sold	2,705,823
Issued for in-kind contributions	23,676,275
Net increase (decrease)	26,382,098

Financial Highlights

Period ended June 30, 2006 (Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income B	.106
Net realized and unrealized gain (loss)	.574
Total from investment operations	.680
Distributions from net investment income	(.100)
Net asset value, end of period	$ 100.58
Total Return A	.68%
Ratios to Average Net Assets C, F
Expenses before reductions	.00003%
Expenses net of fee waivers, if any	.00003%
Expenses net of all reductions	.00003%
Net investment income	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,653,608
Portfolio turnover rate D	0%

A Total returns for periods of less than one year are not annualized.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the Fidelity Central Fund are not included in the Fund's annualized expense ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Fund. Expenses of the Fidelity Central Fund as of its most recent fiscal year end were approximately .0044%.

D Amount does not include the portfolio activity of the Fidelity Central Fund.

E For the period June 23, 2006 (commencement of operations) to June 30, 2006.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity VIP Investment Grade Central Investment Portfolio (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Fund is referred to as a Fidelity Central Fund and it may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in other Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets & Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,572,714
Unrealized depreciation	(71,292,885)
Net unrealized appreciation (depreciation)	$ (62,720,171)
Cost for federal income tax purposes	$ 2,770,809,006

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, aggregated $212,658,889 and $2,348,720, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Investments in Fidelity Central Funds. The Fund may invest in other Fidelity Central Funds managed by FIMM, including the Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

A complete unaudited list of holdings for the Ultra-Short Central Fund, as of the Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Ultra-Short Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Share Transactions. On June 23, 2006, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $2,367,627,479 (which included $87,398,006 of unrealized depreciation) in exchange for 23,676,275 shares (each then valued at $100.00 per share) of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	29.5%
VIP Asset Manager: Growth Portfolio	1.6%
VIP Balanced Portfolio	4.0%
VIP Investment Grade Bond Portfolio	64.9%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade CIP

On June 15, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. VIP Investment Grade CIP (VIP CIP) is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except certain operating expenses incurred for services provided by entities not affiliated with FMR, such as fees for custodial services and fees and expenses of the Independent Trustees.

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. VIP CIP is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, except for certain expenses as noted above.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of investment-grade securities on a pooled basis and that it is expected to improve portfolio management efficiency for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because combining subportfolios into one centralized fund, such as VIP CIP, should reduce the effect of cash flows overall, potentially reducing portfolio transaction costs for the investing funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 23, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 23, 2006